Staff expenses	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Staff expenses
25 Staff expenses

Staff expenses
in EUR million	2024	2023	2022
Salaries	4,906	4,559	4,145
Pension costs and other staff-related benefit costs	455	418	390
Social security costs	690	635	584
Share-based compensation arrangements	45	31	26
External employees	720	776	738
Education	49	50	47
Other staff costs	319	256	222
	7,184	6,725	6,152
Share-based compensation arrangements include EUR 45 million (2023: EUR 31 million; 2022: EUR 25 million) relating to equity-settled share-based payment arrangements. Cash-settled share-based payment arrangements were terminated in 2023.

Number of employees
	Netherlands			Rest of the world			Total
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Total average number of internal employees at full time equivalent basis	14,821	14,449	14,488	46,301	44,985	43,081	61,121	59,434	57,569

Remuneration of senior management, Executive Board and Supervisory Board
Reference is made to Note 45 'Related parties'.
Share plans
ING grants various types of share awards, namely deferred and upfront shares, which form part of the variable remuneration offering via the Long-term Sustainable Performance Plan (LSPP). The entitlement to the LSPP share awards is granted conditionally. If the participant remains in employment for an uninterrupted period between the grant date and the vesting date, the entitlement becomes unconditional, with the exception of the upfront shares which are immediately vested upon grant. Upfront and deferred shares awarded to the Executive Board and Management Board members of ING Group as well as identified staff, have a retention obligation that must be adhered to upon vesting, typically a minimum retention of 12 months applies for staff and up to 60 months for Board. ING has the authority to apply a holdback to awarded but unvested shares and a clawback to vested shares.
The share awards granted in 2024 relate to the performance year 2023. In 2024, 59,490 share awards (2023: 52,693; 2022: 55,651) were granted to the members of the Executive Board of ING Groep N.V., and 121,504 share awards (2023: 172,103; 2022: 137,506) were granted to the Management Board Banking. To senior management and other employees 4,248,400 share awards (2023: 3,244,951; 2022: 2,913,926) were granted.
In 2024 and 2023, shares are bought back from the market to fund share plans. In 2022 the obligations with regard to share plans were funded by newly issued shares at the discretion of ING Group.

Changes in share awards
	Share awards (in numbers)			Weighted average grant date fair values (in euros)
	2024	2023	2022	2024	2023	2022
Opening balance as at 1 January	3,897,800	3,699,555	3,674,672	8.81	7.97	7.60
Granted	4,429,394	3,469,747	3,107,083	13.75	9.71	8.99
Vested	-3,343,429	-3,113,115	-2,962,698	12.29	8.83	8.60
Forfeited	-128,223	-158,387	-119,502	10.73	8.54	7.63
Closing balance	4,855,542	3,897,800	3,699,555	10.88	8.81	7.97
As at 31 December 2024, there were 4,855,542 share awards outstanding (2023: 3,897,800; 2022: 3,699,555). These all are related to equity-settled share-based payment arrangements, as cash-settled share-based payment arrangements were terminated in 2023.
The fair value of share awards granted is recognised as an expense under Staff expenses and is allocated over the vesting period of the share awards. The fair value calculation takes into account the current share prices, expected volatilities and the dividend yield of ING shares.
As at 31 December 2024, total unrecognised compensation costs related to share awards amount to EUR 25 million (2023: EUR 15 million; 2022: EUR 13 million). These costs are expected to be recognised over a weighted average period of 2.0 years (2023: 2.0 years; 2022: 1.9 years).